FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-3690

   First Investors Tax-Exempt Money Market Fund, Inc.
  (Exact name of registrant as specified in charter)


   95 Wall Street
   New York, NY 10005
  (Address of principle executive offices)


   Joseph I. Benedek
   First Investors Management Company, Inc.
   Raritan Plaza I
   Edison, NJ 08837-3620
  (Name and address of agent for service)


Registrant's telephone number, including area code:  1-212-858-8000

Date of Fiscal year-end: 12/31/2005

Date of reporting period: 7/1/2004 - 6/30/2005

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   Item 1. Proxy Voting Record

		None

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   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   First Investors Tax-Exempt Money Market, Inc.
       (Registrant)


By: /S/ KATHRYN S. HEAD
        Kathryn S. Head
        President and Principal Executive Officer

Date:   August 25, 2005